Issued Capital - Schedule of Issued Capital (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
(a) Issued Capital
Issued Capital (in Dollars)	$ 262,949,462	$ 223,152,985	$ 213,971,323
Ordinary Shares [Member]
(a) Issued Capital
Issued Capital	262,949,462	223,152,985	213,971,323
Issued Capital (in Dollars)	$ 262,949,462	$ 223,152,985	$ 213,971,323	$ 213,787,061
Options [Member]
(a) Issued Capital
Issued Capital